Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333 - 145064
TIAA-CREF LIFE SEPARATE ACCOUNT
VA-1
TIAA-CREF LIFE INSURANCE COMPANY
PROSPECTUS SUPPLEMENT NUMBER (3)
Dated January 2
5
, 2024, to the Intelligent Variable Annuity
®
Prospectus, as supplemented November 10, 2023 and December 8, 2023
This supplement amends certain disclosures in the above-referenced prospectus for the Contracts with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.
PSF PGIM Jennison Focused Blend Portfolio-Class II
In Appendix A of the Intelligent Variable Annuity Prospectus the “Portfolios” table is updated to reflect a merger of the PSF PGIM Jennison Focused Blend Portfolio – Class II into the PSF PGIM Jennison Blend Portfolio – Class II effective December 11, 2023:

Portfolios	Current Expenses
PSF PGIM Jennison Blend Portfolio-Class II	0.86%
For more information these changes and about the portfolios in general, refer to the PGIM Portfolio Prospectus.
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
MATSON MONEY FIXED INCOME VI PORTFOLIO
In Appendix A of the Intelligent Variable Annuity prospectus the “Portfolios” table is updated to reflect changes made to the Matson portfolios effective January 1, 2024.

Portfolios	Current Expenses
Matson Money International Equity VI Portfolio	1.14%

Matson Money Fixed Income VI Portfolio	0.86%
For more information about these changes and about the portfolios in general, refer to the Matson Portfolio Prospectuses.
Please keep this supplement with your prospectus for future reference.
A41596